WRITEOFF OF PAYABLES RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONME (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2007	Jan. 31, 2007
WRITEOFF OF PAYABLES RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONME (Details)
Accounts payable	$ 1,994,188	$ 1,747,852	$ 433,116	$ 94,888	$ 85,225
Accrued liabilities				25,347	18,935
Due to related parties	91,500	120,800		293,931	248,636
Loans payable				409,000	397,000
Total Liabilities	$ 4,639,334	$ 4,457,673	$ 473,916	$ 823,166	$ 749,796